Fair Value Measurement - Investments Measured At Fair Value On A Recurring Basis (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 44,647,753	$ 39,742,525
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	44,647,753	39,742,525
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Cash and Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,053,534	2,129,221
Cash and Money Market Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,053,534	2,129,221
Cash and Money Market Fund | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Cash and Money Market Fund | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	95,295
Employer common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	95,295
Employer common stock | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0
Employer common stock | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	42,498,924	37,613,304
Mutual Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	42,498,924	37,613,304
Mutual Funds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual Funds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0